Derivative financial instruments (Details) - Schedule of derivative financial instrument contracts - Interest rate swap [Member] - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021		Dec. 31, 2019
Liabilities:
Notional amount in thousands	$ 353,333		$ 50,000
Fair Value	$ 32,842		$ 19,614
Contract date	11/15/2018		11/15/2018
Maturity date	Dec. 15, 2023		Dec. 15, 2023
Rate received	TIIE 28 days(1)	[1]	TIIE 28 days(1)	[2]
Rate paid	8.33%		8.33%

[1]	(1) As of January 3, 2021, the 28-day TIIE rate was 4.49%
[2]	(1) As of December 31, 2019, the 28-day TIIE rate was 7.55%.